UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06721

Name of Fund: BlackRock Insured Municipal 2008 Term Trust, Inc. (BRM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Insured Municipal 2008 Term Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 – 09/30/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2007
 BlackRock Insured Municipal 2008 Term Trust (BRM)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—85.4%
		Alabama—1.6%
$6,555		Birmingham Jefferson Civic Ctr. Auth. ST,
		Ser. A, 4.25%, 1/01/09, FSA	$6,616,289
		Arizona—2.0%
4,000		Chandler, Ad Valorem Ppty. Tax GO, Zero
		Coupon, 7/01/08, FGIC	3,892,640
4,200		Pima Cnty., Hwy. Impvts. Misc. RB,
		4.125%, 7/01/09, FGIC	4,247,796
			8,140,436
		California—1.2%
5,000		Dept. of Wtr. Recs., Cash Flow Mgmt.
		Elec., Pwr. & Lt. RB, Ser. A, 3.125%,
		5/01/08, FSA	4,989,300
		Colorado—2.6%
1,000		City of Thornton, Pub. Impvts. Lease
		Approp. COP, Zero Coupon, 7/01/08,
		AMBAC	995,290
1,000		Cnty. of El Paso, Correctional Fac. Impvts.
		Lease Approp. COP, Detention Fac. Proj.,
		Ser. B, 3.20%, 12/01/08, AMBAC	994,770
2,000		E-470 Pub. Hwy. Auth., Hwy. Tolls RB,
		Ser. B, Zero Coupon, 9/01/11, MBIA	1,725,300
6,965		Regl. Transp. Dist., Trans. Impvts. Lease
		Approp. COP, Trans. Vehicles Proj., Ser.
		A, 5.00%, 6/01/08, MBIA	7,030,958
			10,746,318
		Delaware—0.2%
650		Delaware River & Bay Auth., Pub. Impvts.
		Port, Arpt. & Marina RB, 3.25%, 1/01/09,
		MBIA	647,517
		District of Columbia—3.1%
		Dist. of Columbia, Ad Valorem Ppty. Tax
		GO,
195	[1]	Ser. B, 5.50%, 6/01/09, FSA	201,355
2,605		Ser. B, 5.50%, 6/01/09, FSA	2,689,767
10,000		Ser. B-1, 5.50%, 6/01/08, AMBAC	10,134,400
			13,025,522
		Florida—1.4%
2,280		Broward Cnty. Sch. Brd., Sch. Impvts.
		Lease Renewal COP, Ser. B, 4.25%,
		7/01/09, FSA	2,306,859
2,080		City of Tampa, Wtr. RB, Wtr. & Swr. Proj.,
		5.50%, 10/01/08, FSA	2,121,683
1,300		Town of Palm Beach, Misc. RB, Beach
		Restoration Proj., Ser. A, 5.00%, 1/01/09,
		FSA	1,324,375
			5,752,917
		Georgia—6.1%
5,000		Georgia GO, Ser. E, 5.25%, 2/01/10	5,198,250
20,000	[2]	Monroe Cnty. Dev. Auth., Indl. RB, Georgia
		Pwr. Co. Plant Scherer Proj., 4.20%,
		1/01/12, AMBAC	20,156,600
			25,354,850
		Hawaii—2.7%
4,750		City & Cnty. of Honolulu, Ad Valorem
		Ppty. Tax GO, Ser. E, 4.00%, 7/01/08,
		FGIC	4,769,522
6,510		Hawaii GO, Ser. CY, 4.00%, 2/01/09, FSA	6,555,440
			11,324,962

Principal
Amount
(000)		Description	Value
		Illinois—11.4%
		Cook Cnty. High Sch. Dist. No. 201, Cash
		Flow Mgmt. Ad Valorem Ppty. Tax GO, J.
		Sterling Morton Twnshp. Proj.,
$4,805		Zero Coupon, 12/01/09, FGIC	$4,431,988
1,175	[1]	Zero Coupon, 12/01/09, FGIC	1,084,255
2,000		Cook Cnty. Sch. Dist. No. 25, Ad Valorem
		Ppty. Tax GO, Arlington Heights Proj.,
		4.50%, 12/01/08, FSA	2,023,900
8,985		Du Page Cnty. Forest Presvtn. Dist., Pub.
		Impvts. Ad Valorem Ppty. Tax GO, Zero
		Coupon, 11/01/08	8,636,472
13,000	[2]	Fin. Auth. RB, Peoples Gas, Lt. & Coke
		Proj., 3.05%, 2/01/33, AMBAC	12,966,720
1,455		Kane & Du Page Cntys. Cmnty. Unit Sch.
		Dist. No. 303, Sch. Impvts. Ad Valorem
		Ppty. Tax GO, Ser. A, 3.75%, 1/01/09,
		FSA	1,459,743
		Met. Pier & Expo. Auth.,
8,385	[1]	Pub. Impvts. Misc. Tax RB, McCormick
		Place Expansion Proj., Zero Coupon,
		6/15/08, FGIC	8,171,937
215		Pub. Impvts. Misc. Tax RB, McCormick
		Place Expansion Proj., Zero Coupon,
		6/15/08, FGIC	209,651
1,570	[1]	Student Loans Lease Abatement RB,
		McCormick Place Expansion Proj., Ser.
		A, Zero Coupon, 6/15/08, FGIC	1,530,106
6,750		Pub. Impvts. GO, Ser. 1, 3.50%, 7/01/08,
		MBIA	6,751,755
			47,266,527
		Kansas—0.2%
1,000		Dev. Fin. Auth., Wtr. Util. Impvts. Wtr. RB,
		4.00%, 4/01/09, AMBAC	1,008,010
		Kentucky—0.9%
3,890		Owensboro, Elec., Pwr. & Lt. Impvts. RB,
		Ser. B, Zero Coupon, 1/01/09, AMBAC	3,713,705
		Michigan—2.8%
6,315		Detroit City Sch. Dist., Sch. Impvts. Ad
		Valorem Ppty. Tax GO, Sch. Bldg. & Site
		Impvt. Proj., Ser. A, 4.00%, 5/01/09,
		FGIC	6,366,214
1,665	[1]	Detroit, Pub. Impvts. Ad Valorem Ppty. Tax
		GO, 3.50%, 4/01/09, MBIA	1,663,302
3,000		Michigan, Hwy. Impvts. Misc. RB, Trunk
		Line Proj., Ser. A, 4.125%, 11/01/08, FSA	3,021,750
765		Wyandotte, Elec., Pwr. & Lt. RB, 6.25%,
		10/01/08, MBIA	773,400
			11,824,666
		Mississippi—0.5%
2,175		De Soto Cnty. Sch. Dist., Ad Valorem Ppty.
		Tax GO, 3.25%, 2/01/09, FSA	2,164,756
		Nevada—1.3%
		Director of the St. of Nevada Dept. of Bus.
		& Ind., Trans. Impvts. RB, Las Vegas
		Monorail Co. Proj.,
2,085		Zero Coupon, 1/01/09, AMBAC	1,989,528
3,585		Zero Coupon, 1/01/10, AMBAC	3,293,575
			5,283,103
		New Jersey—0.7%
1,000		Monmouth Cnty. Impvt. Auth., Misc. RB,
		Gov't. Loan Proj., 5.00%, 12/01/08, FSA	1,017,880

 BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		New Jersey— (cont'd)
$1,750		Transp. Trust Fund Auth., Trans. Impvts.
		RB, Ser. C, 5.25%, 12/15/08, AMBAC	$1,787,240
			2,805,120
		New Mexico—0.6%
2,445		Fin. Auth., Pub. Impvt. Misc. RB, Ser. A,
		3.80%, 6/01/08, MBIA	2,450,892
		New York—4.9%
15,915		New York GO, Ser. F, 5.25%, 9/15/09,
		MBIA	16,324,334
4,000		Port Auth. of New York & New Jersey,
		Port, Arpt. & Marina RB, Ser. 129,
		2.875%, 11/01/08, FSA	3,963,440
			20,287,774
		North Carolina—4.6%
		Eastn. Mun. Pwr. Agcy., Elec., Pwr. & Lt.
		RB,
13,500		Ser. B, 6.125%, 1/01/09, FGIC	13,921,605
5,000		Ser. B, 7.00%, 1/01/08, CAPMAC	5,042,850
			18,964,455
		Oregon—1.5%
2,905		Dept. of Admin. Svcs., Lease Approp. COP,
		Ser. A, 5.00%, 11/01/08, FSA	2,951,190
1,285		Lane Cnty. Sch. Dist. No. 4-J, Ad Valorem
		Ppty. Tax GO, Eugene Proj., 3.00%,
		1/01/09, FSA	1,273,833
2,000		Washington & Clackamas Cntys. Sch. Dist.
		No. 23-J, Sch. Impvts. Ad Valorem Ppty.
		Tax GO, Tigard Proj., 3.75%, 6/15/08,
		MBIA	2,004,540
			6,229,563
		Pennsylvania—7.2%
3,175		City of Philadelphia, Pub. Impvts. Ad
		Valorem Ppty. Tax GO, 4.10%, 9/15/08,
		FSA	3,194,367
965	[1]	Dauphin Cnty. Gen. Auth., Hlth., Hosp. &
		Nursing Home RB, Western Pennsylvania
		Hosp. Proj., Ser. B, 6.25%, 7/01/08,
		MBIA	980,623
		Dept. of Gen. Svcs., Lease Approp. COP,
2,075		4.50%, 5/01/08, FSA	2,086,745
2,120		4.50%, 11/01/08, FSA	2,142,006
2,165		4.50%, 5/01/09, FSA	2,196,826
16,250		Lehigh Cnty. Indl. Dev. Auth., Indl. RB,
		PPL Elec. Util. Corp. Proj., 3.125%,
		11/01/08, AMBAC	16,159,975
3,125		Pittsburgh Pub. Pkg. Auth., Auto Pkg. RB,
		3.25%, 12/01/08, AMBAC	3,112,781
			29,873,323
		Tennessee—0.2%
1,000		Clarksville, Wtr. RB, 4.30%, 2/01/09, FSA	1,011,010
		Texas—20.4%
		City of Austin,
5,000		Elec., Pwr. & Lt. RB, 6.625%, 11/15/08,
		AMBAC	5,170,350
5,000		Elec., Pwr. & Lt. RB, Ser. A, Zero
		Coupon, 11/15/09, AMBAC	4,621,400
5,380		Pub. Impvts. Ad Valorem Ppty. Tax GO,
		3.50%, 9/01/08, FSA	5,382,313
11,515		Wtr. RB, Ser. A, Zero Coupon, 11/15/08,
		MBIA	11,051,176
5,000		Wtr. RB, Ser. A, Zero Coupon, 11/15/09,
		MBIA	4,621,400
6,000	[1]	City of San Antonio, Elec., Pwr. & Lt. RB,
		Ser. B, Zero Coupon, 2/01/10, FGIC	5,496,300

Principal
Amount
(000)		Description	Value
		Texas— (cont'd)
$1,430	[1]	Coppell Indpt. Sch. Dist., Ad Valorem Ppty.
		Tax GO, 6.10%, 8/15/09, MBIA	$1,496,767
4,390		Houston Indpt. Sch. Dist., Ad Valorem Ppty.
		Tax GO, Zero Coupon, 8/15/09, AMBAC	4,095,255
		Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB,
1,115	[1]	Zero Coupon, 9/01/08, AMBAC	1,078,316
13,885		Zero Coupon, 9/01/08, AMBAC	13,428,183
1,200	[1]	Zero Coupon, 9/01/09, AMBAC	1,117,812
14,975		Zero Coupon, 9/01/09, AMBAC	13,946,667
1,500		North Texas Tollway Auth., Hwy. Tolls RB,
		Ser. C, 5.00%, 1/01/09, FSA	1,527,570
		Pub. Fin. Auth.,
5,900		Lease Approp. RB, Ser. B, 6.25%,
		2/01/09, AMBAC	6,108,919
750	[3]	Lease RB, Gen. Svcs. Comm. Projs.,
		5.50%, 2/01/08, AMBAC	762,218
2,250		Lease RB, Gen. Svcs. Comm. Projs.,
		5.50%, 2/01/09, AMBAC	2,287,215
2,275		Ysleta Indpt. Sch. Dist., Ad Valorem Ppty.
		Tax GO, Zero Coupon, 8/15/08, PSF	2,203,770
			84,395,631
		Washington—6.6%
5,710		City of Seattle, Pub. Impvts. Ad Valorem
		Ppty. Tax GO, 4.00%, 7/01/08, FSA	5,732,612
1,250		Clark Cnty. Pub. Util. Dist. No. 1, Elec.,
		Pwr. & Lt. RB, 5.00%, 1/01/09, MBIA	1,273,125
		Cnty. of King,
3,060		Ad Valorem Ppty. Tax GO, 3.50%,
		12/01/08, FSA	3,060,581
12,850		Recreational Fac. Impvts. Ad Valorem
		Ppty. Tax GO, Ser. D, 5.55%, 12/01/08,
		MBIA	13,141,053
2,000		Energy Northwest, Elec., Pwr. & Lt. RB,
		Pub. Pwr. No. 3 Proj., Ser. A, 5.40%,
		7/01/08, MBIA	1,946,320
		Hlth. Care Facs. Auth., Hlth., Hosp. &
		Nursing Home Impvts. RB, Catholic Hlth.
		Initiatives Proj.,
1,010		Ser. A, 5.30%, 12/01/08, MBIA	1,030,816
1,000		Ser. A, 5.40%, 12/01/10, MBIA	1,054,110
			27,238,617
		West Virginia—0.4%
1,550		Econ. Dev. Auth., Correctional Fac. Impvts.
		Lease Approp. RB, Correctional Juvenile
		& Pub. Proj., Ser. A, 4.25%, 6/01/08,
		MBIA	1,558,246
		Wyoming—0.3%
1,270		Albany Cnty. Impvts. Stat. Trust, Pub.
		Impvts. Lease Abatement COP, 3.75%,
		1/15/09, MBIA	1,273,137
		Total Long-Term Investments
		(cost $348,011,445)	353,946,646
		SHORT-TERM INVESTMENTS—14.2%
		Alabama—0.7%
2,700	[4]	Southeast Gas Dist., Nat. Gas Util. Impvts.
		RB, Ser. A, 4.11%, 10/01/07, FRDD	2,700,000
		California—1.9%
2,915	[4]	Hlth. Facs. Fing. Auth., Hlth., Hosp. &
		Nursing Home RB, Adventist Hlth. Sys.
		Proj., Ser. B, 3.88%, 10/01/07, MBIA,
		FRDD	2,915,000

 BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		California— (cont'd)
		Infrastructure & Econ. Dev. Bank,
$595	[4]	Indl. Impvts. RB, Rand Corp. Proj., Ser.
		B, 3.84%, 10/01/07, AMBAC, FRDD	$595,000
4,350	[4]	Indl. RB, San Fransico Ballet Assoc.
		Proj., 3.86%, 10/01/07, FGIC, FRDD	4,350,000
			7,860,000
		Florida—0.6%
2,300	[4]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp.
		& Nursing Home RB, All Children's
		Hosp. Proj., 4.03%, 10/01/07, AMBAC,
		FRDD	2,300,000
		Illinois—2.5%
4,150	[4]	Brd. of Ed., Sch. Impvts. Ad Valorem Ppty.
		Tax GO, 4.05%, 10/01/07, CIFG, FRDD	4,150,000
6,250	[4]	Hlth. Facs Auth., Hlth., Hosp. & Nursing
		Home RB, Univ. of Chicago Hosps. Proj.,
		4.00%, 10/01/07, MBIA, FRDD	6,250,000
			10,400,000
		Massachusetts—1.2%
5,000	[4]	Hlth. & Edl. Facs. Auth., Hlth., Hosp. &
		Nursing Home RB, Childrens Hosp. Corp.
		Proj., Ser. L-2, 4.05%, 10/01/07,
		AMBAC, FRDD	5,000,000
		Michigan—4.1%
		Hosp. Fin. Auth., Hlth., Hosp. & Nursing
		Home Impvts. RB, Trinity Hlth. Proj.,
6,200	[4]	4.07%, 10/01/07, FRDD	6,200,000
11,000	[4]	Ser. E, 3.90%, 10/04/07, FRWD	11,000,000
			17,200,000
		Missouri—0.2%
705	[4]	Hlth. & Edl. Facs. Auth., Univ. & Coll.
		Impvts. RB, Saint Louis Univ. Proj., Ser.
		A, 4.01%, 10/01/07, MBIA, FRDD	705,000
		Oklahoma—0.6%
2,335	[4]	Tpke. Auth., Hwy. Tolls RB, Ser. D, 3.80%,
		10/04/07, XLCA, FRWD	2,335,000
		Pennsylvania—1.5%
2,200	[4]	Erie Wtr. Auth., Wtr. RB, Ser. A, 3.85%,
		10/04/07, FSA, FRWD	2,200,000
4,090	[4]	Southcentral Gen. Auth., Hlth., Hosp. &
		Nursing Home RB, Wellspan Hlth. Proj.,
		3.86%, 10/03/07, AMBAC, FRWD	4,090,000
			6,290,000
		Texas—0.9%
3,800	[4]	Harris Cnty. Hlth. Facs. Dev. Corp., Hlth.,
		Hosp. & Nursing Home RB, Saint Luke’s
		Episcopal Hosp. Proj., 4.04%, 10/01/07,
		FRDD	3,800,000
		Total Short-Term Investments
		(cost $58,590,000)	58,590,000
Total Investments —99.6% (cost $406,601,4455)			$412,536,646
Other assets in excess of liabilities —0.4%			1,808,231
Net Assets —100%			$414,344,877

[1]	Security is collateralized by Municipal or U.S. Treasury obligations.

[2]	Variable rate security. Rate shown is interest rate as of September 30, 2007.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2007.

[5]

Cost for federal income tax purposes is $406,087,280. The net unrealized appreciation on a tax basis is $6,449,366, consisting of $6,741,994 gross unrealized appreciation and $292,628 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 91.3% of the Trust's net assets.

AMBAC	— 34.3%
CAPMAC	— 1.2%
CIFG	— 1.0%
FGIC	— 14.2%
FSA	— 17.9%
MBIA	— 21.6%
PSF	— 0.5%
XCLA	— 0.6%

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.
CAPMAC	— Capital Markets Assurance Co.
CIFG	— CDC IXIS Financial Guaranty
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Co.
FRDD	— Floating Rate Daily Demand
FRWD	— Floating Rate Weekly Demand
FSA	— Financial Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Assoc.
PCRB	— Pollution Control Revenue Bond
PSF	— Public School Fund Guaranteed
RB	— Revenue Bond
ST	— Special Tax
XLCA	— XL Capital Assurance

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Insured Municipal 2008 Term Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer of
BlackRock Insured Municipal 2008 Term Trust, Inc.

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer (principal executive officer) of
BlackRock Insured Municipal 2008 Term Trust, Inc.

Date: November 20, 2007

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock Insured Municipal 2008 Term Trust, Inc.

Date: November 20, 2007